DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communications - 13.4%
Alphabet, Inc. - Class A	154,884	$ 28,212,121
Alphabet, Inc. - Class C	54,011	9,906,698
Electronic Arts, Inc.	124,226	17,308,408
Meta Platforms, Inc. - Class A	100,693	50,771,424
Walt Disney Company (The)	294,330	29,224,026
		135,422,677
Consumer Discretionary - 8.1%
Amazon.com, Inc. (a)	255,092	49,296,529
Home Depot, Inc. (The)	34,304	11,808,809
TJX Companies, Inc. (The)	189,595	20,874,409
		81,979,747
Consumer Staples - 1.9%
Costco Wholesale Corporation	22,286	18,942,877

Energy - 2.3%
EOG Resources, Inc.	184,565	23,231,197

Financials - 12.5%
Aon plc - Class A	59,578	17,490,909
Berkshire Hathaway, Inc. - Class B (a)	48,057	19,549,588
Brookfield Corporation	951,791	39,537,398
Intercontinental Exchange, Inc.	149,247	20,430,422
JPMorgan Chase & Company	78,883	15,954,875
Markel Group, Inc. (a)	8,986	14,158,881
		127,122,073
Health Care - 13.0%
Abbott Laboratories	178,474	18,545,233
Danaher Corporation	115,734	28,916,140
Intuitive Surgical, Inc. (a)	23,515	10,460,648
Novo Nordisk A/S - ADR	133,766	19,093,759
UnitedHealth Group, Inc.	61,949	31,548,148
Vertex Pharmaceuticals, Inc. (a)	48,396	22,684,173
		131,248,101
Industrials - 5.1%
Republic Services, Inc.	78,202	15,197,777
Rockwell Automation, Inc.	77,369	21,298,138
Union Pacific Corporation	66,389	15,021,175
		51,517,090
Materials - 7.8%
Air Products & Chemicals, Inc.	116,306	30,012,764

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Materials - 7.8% (Continued)
Martin Marietta Materials, Inc.	48,339	$ 26,190,070
Sherwin-Williams Company (The)	75,910	22,653,821
		78,856,655
Technology - 32.0%
Accenture plc - Class A	78,405	23,788,861
Adobe, Inc. (a)	65,286	36,268,984
Advanced Micro Devices, Inc. (a)	137,608	22,321,394
Analog Devices, Inc.	61,163	13,961,066
Apple, Inc.	159,311	33,554,083
Broadcom, Inc.	14,618	23,469,638
Mastercard, Inc. - Class A	59,798	26,380,486
Microsoft Corporation	112,531	50,295,731
NVIDIA Corporation	259,000	31,996,860
Palo Alto Networks, Inc. (a)	51,428	17,434,606
ServiceNow, Inc. (a)	30,875	24,288,436
Visa, Inc. - Class A	77,660	20,383,420
		324,143,565

Total Common Stocks (Cost $540,714,004)		$ 972,463,982

MONEY MARKET FUNDS - 4.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.21% (b) (Cost $40,162,050)	40,162,050	$ 40,162,050

Total Investments at Value - 100.0% (Cost $580,876,054)		$ 1,012,626,032

Liabilities in Excess of Other Assets - (0.1%)		(436,908)

Net Assets - 100.0%		$ 1,012,189,124

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communications - 6.7%
Alphabet, Inc. - Class A	134,670	$ 24,530,140
Comcast Corporation - Class A	468,949	18,364,043
Walt Disney Company (The)	136,054	13,508,802
		56,402,985
Consumer Discretionary - 5.8%
Genuine Parts Company	83,255	11,515,832
Lowe's Companies, Inc.	93,014	20,505,866
McDonald's Corporation	67,919	17,308,478
		49,330,176
Consumer Staples - 13.2%
Anheuser-Busch InBev S.A./N.V. - ADR	413,117	24,022,754
Hershey Company (The)	69,016	12,687,211
Keurig Dr Pepper, Inc.	601,083	20,076,172
PepsiCo, Inc.	97,080	16,011,404
Philip Morris International, Inc.	240,944	24,414,856
Walmart, Inc.	209,055	14,155,114
		111,367,511
Energy - 4.5%
Chevron Corporation	146,647	22,938,524
Enbridge, Inc.	415,078	14,772,626
		37,711,150
Financials - 19.3%
Berkshire Hathaway, Inc. - Class B (a)	42,548	17,308,526
Brookfield Asset Management Ltd. - Class A	416,718	15,856,120
Brookfield Corporation	417,451	17,340,915
Citigroup, Inc.	230,835	14,648,789
Fairfax Financial Holdings Ltd.	22,270	25,304,245
Fidelity National Financial, Inc.	268,304	13,259,584
JPMorgan Chase & Company	108,275	21,899,701
Markel Group, Inc. (a)	11,438	18,022,399
Wells Fargo & Company	328,540	19,511,991
		163,152,270
Health Care - 16.0%
Becton, Dickinson and Company	51,267	11,981,610
Bristol-Myers Squibb Company	445,188	18,488,658
Elevance Health, Inc.	47,553	25,767,069
Johnson & Johnson	196,306	28,692,085
Medtronic plc	252,099	19,842,712
Perrigo Company plc	503,824	12,938,200

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Sanofi - ADR	349,990	$ 16,981,515
		134,691,849
Industrials - 16.0%
FedEx Corporation	51,370	15,402,781
Johnson Controls International plc	290,375	19,301,226
L3Harris Technologies, Inc.	119,534	26,844,946
Norfolk Southern Corporation	87,110	18,701,646
RTX Corporation	141,576	14,212,814
TE Connectivity Ltd.	144,697	21,766,770
Watsco, Inc.	39,678	18,380,437
		134,610,620
Real Estate - 6.4%
Alexandria Real Estate Equities, Inc.	103,553	12,112,594
American Tower Corporation	89,669	17,429,860
Lamar Advertising Company - Class A	205,880	24,608,837
		54,151,291
Technology - 5.8%
HP, Inc.	414,127	14,502,727
Intel Corporation	280,861	8,698,265
Oracle Corporation	182,203	25,727,064
		48,928,056
Utilities - 3.7%
NextEra Energy, Inc.	435,887	30,865,159

Total Common Stocks (Cost $650,316,906)		$ 821,211,067

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.21% (b) (Cost $21,458,229)	21,458,229	$ 21,458,229

Total Investments at Value - 100.0% (Cost $671,775,135)		$ 842,669,296

Other Assets in Excess of Liabilities - 0.0% (c)		329,083

Net Assets - 100.0%		$ 842,998,379

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Value
Communications - 2.2%
Take-Two Interactive Software, Inc. (a)	117,637	$ 18,291,377

Consumer Discretionary - 24.6%
Cannae Holdings, Inc.	914,192	16,583,443
CarMax, Inc. (a)	394,654	28,943,924
DraftKings, Inc. - Class A (a)	812,394	31,009,079
Etsy, Inc. (a)	356,179	21,007,437
Live Nation Entertainment, Inc. (a)	426,648	39,993,984
Mobileye Global, Inc. - Class A (a)	827,625	23,243,848
O'Reilly Automotive, Inc. (a)	28,692	30,300,474
Pool Corporation	46,507	14,292,996
		205,375,185
Consumer Staples - 2.1%
Casey's General Stores, Inc.	44,634	17,030,549

Financials - 21.2%
Brookfield Asset Management Ltd. - Class A	450,587	17,144,835
Brookfield Corporation	1,035,707	43,023,269
Fairfax Financial Holdings Ltd.	26,109	29,666,302
Fidelity National Financial, Inc.	517,074	25,553,797
Kinsale Capital Group, Inc.	94,148	36,273,342
Markel Group, Inc. (a)	16,102	25,371,277
		177,032,822
Health Care - 5.2%
Align Technology, Inc. (a)	70,135	16,932,693
Avantor, Inc. (a)	1,240,854	26,306,105
		43,238,798
Industrials - 18.8%
Clean Harbors, Inc. (a)	117,519	26,576,922
Enovis Corporation (a)	705,125	31,871,650
ESAB Corporation	209,524	19,785,351
J.B. Hunt Transport Services, Inc.	134,695	21,551,200
Watsco, Inc.	54,258	25,134,476
Xylem, Inc.	235,551	31,947,782
		156,867,381
Materials - 6.7%
Martin Marietta Materials, Inc.	60,440	32,746,392
Sherwin-Williams Company (The)	76,796	22,918,231
		55,664,623

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.4% (Continued)	Shares	Value
Real Estate - 6.4%
American Tower Corporation	122,433	$ 23,798,526
Lamar Advertising Company - Class A	250,222	29,909,036
		53,707,562
Technology - 6.2%
Alight, Inc. - Class A (a)	3,087,455	22,785,418
Autodesk, Inc. (a)	55,349	13,696,110
PTC, Inc. (a)	84,776	15,401,256
		51,882,784

Total Common Stocks (Cost $579,597,148)		$ 779,091,081

MONEY MARKET FUNDS - 6.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.21% (b) (Cost $53,436,694)	53,436,694	$ 53,436,694

Total Investments at Value - 99.8% (Cost $633,033,842)		$ 832,527,775

Other Assets in Excess of Liabilities - 0.2%		1,491,330

Net Assets - 100.0%		$ 834,019,105

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Communications - 6.8%
Cable One, Inc.	53,984	$ 19,110,336
Liberty Latin America Ltd. - Class C (a)	3,068,072	29,514,853
Shenandoah Telecommunications Company	928,876	15,168,545
		63,793,734
Consumer Discretionary - 20.0%
Cannae Holdings, Inc.	944,794	17,138,563
DraftKings, Inc. - Class A (a)	365,564	13,953,578
Etsy, Inc. (a)	450,000	26,541,000
Golden Entertainment, Inc.	467,574	14,546,227
Leslie's, Inc. (a)	5,019,224	21,030,549
Monarch Casino & Resort, Inc.	729,456	49,697,837
OneSpaWorld Holdings Ltd. (a)	2,893,449	44,472,311
		187,380,065
Consumer Staples - 5.6%
J & J Snack Foods Corporation	232,195	37,701,502
Seaboard Corporation	4,573	14,454,064
		52,155,566
Energy - 7.5%
California Resources Corporation	623,542	33,184,905
CNX Resources Corporation (a)	650,000	15,795,000
Peyto Exploration & Development Corporation	2,020,447	21,553,118
		70,533,023
Financials - 9.3%
Kinsale Capital Group, Inc.	107,579	41,448,037
Stewart Information Services Corporation	727,371	45,155,192
		86,603,229
Health Care - 2.8%
Perrigo Company plc	1,012,112	25,991,036

Industrials - 13.7%
Chart Industries, Inc. (a)	178,936	25,827,622
Enovis Corporation (a)	802,897	36,290,945
ESAB Corporation	376,545	35,557,144
Generac Holdings, Inc. (a)	226,224	29,911,337
		127,587,048
Materials - 3.1%
NewMarket Corporation	22,736	11,722,000
Trex Company, Inc. (a)	236,261	17,511,665
		29,233,665

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Real Estate - 11.1%
FRP Holdings, Inc. (a)	295,888	$ 8,438,726
Janus International Group, Inc. (a)	3,239,075	40,909,517
Lamar Advertising Company - Class A	221,922	26,526,337
Outfront Media, Inc.	1,954,604	27,950,837
		103,825,417
Technology - 12.8%
Alight, Inc. - Class A (a)	4,673,948	34,493,736
DoubleVerify Holdings, Inc. (a)	791,709	15,414,574
HealthEquity, Inc. (a)	313,734	27,043,871
Verra Mobility Corporation (a)	1,584,283	43,092,498
		120,044,679

Total Common Stocks (Cost $792,975,632)		$ 867,147,462

EXCHANGE-TRADED FUNDS - 2.6%	Shares	Value
ALPS Medical Breakthroughs ETF (Cost $22,485,097)	723,402	$ 24,293,576

MONEY MARKET FUNDS - 3.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.21% (b) (Cost $35,116,440)	35,116,440	$ 35,116,440

Total Investments at Value - 99.1% (Cost $850,577,169)		$ 926,557,478

Other Assets in Excess of Liabilities - 0.9%		8,362,624

Net Assets - 100.0%		$ 934,920,102

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 58.1%	Shares	Value
Communications - 3.7%
Alphabet, Inc. - Class A	19,920	$ 3,628,428
Comcast Corporation - Class A	67,979	2,662,058
Walt Disney Company (The)	20,518	2,037,232
		8,327,718
Consumer Discretionary - 3.2%
Genuine Parts Company	11,945	1,652,232
Lowe's Companies, Inc.	13,529	2,982,603
McDonald's Corporation	9,828	2,504,568
		7,139,403
Consumer Staples - 8.1%
Anheuser-Busch InBev S.A./N.V. - ADR	60,248	3,503,421
Hershey Company (The)	10,245	1,883,338
Kenvue, Inc.	108,000	1,963,440
Keurig Dr Pepper, Inc.	86,948	2,904,063
PepsiCo, Inc.	14,405	2,375,817
Philip Morris International, Inc.	34,859	3,532,262
Walmart, Inc.	31,149	2,109,099
		18,271,440
Energy - 3.5%
Chevron Corporation	21,218	3,318,920
Enbridge, Inc.	60,275	2,145,187
Enterprise Products Partners, L.P.	87,000	2,521,260
		7,985,367
Financials - 11.9%
Berkshire Hathaway, Inc. - Class B (a)	6,141	2,498,159
Brookfield Asset Management Ltd. - Class A	60,284	2,293,806
Brookfield Corporation	60,623	2,518,279
Citigroup, Inc.	33,536	2,128,195
Fairfax Financial Holdings Ltd.	3,293	3,741,665
Fidelity National Financial, Inc.	39,078	1,931,235
JPMorgan Chase & Company	15,979	3,231,913
Markel Group, Inc. (a)	1,665	2,623,474
Stewart Information Services Corporation	50,417	3,129,887
Wells Fargo & Company	47,098	2,797,150
		26,893,763
Health Care - 8.7%
Becton, Dickinson and Company	7,422	1,734,596
Bristol-Myers Squibb Company	64,412	2,675,030
Elevance Health, Inc.	6,879	3,727,455
Johnson & Johnson	28,470	4,161,175

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 58.1% (Continued)	Shares	Value
Health Care - 8.7% (Continued)
Medtronic plc	36,857	$ 2,901,015
Perrigo Company plc	73,853	1,896,545
Sanofi - ADR	50,797	2,464,670
		19,560,486
Industrials - 8.7%
FedEx Corporation	7,451	2,234,108
Johnson Controls International plc	42,024	2,793,335
L3Harris Technologies, Inc.	17,290	3,882,988
Norfolk Southern Corporation	12,931	2,776,156
RTX Corporation	20,620	2,070,042
TE Connectivity Ltd.	20,730	3,118,414
Watsco, Inc.	5,866	2,717,366
		19,592,409
Real Estate - 3.5%
Alexandria Real Estate Equities, Inc.	15,020	1,756,889
American Tower Corporation	13,316	2,588,364
Lamar Advertising Company - Class A	30,697	3,669,213
		8,014,466
Technology - 3.2%
HP, Inc.	60,099	2,104,667
Intel Corporation	40,787	1,263,173
Oracle Corporation	27,059	3,820,731
		7,188,571
Utilities - 3.6%
Brookfield Infrastructure Partners, L.P.	61,867	1,697,631
Brookfield Renewable Partners, L.P.	76,999	1,907,265
NextEra Energy, Inc.	63,059	4,465,208
		8,070,104

Total Common Stocks (Cost $106,639,123)		$ 131,043,727

FIXED RATE CORPORATE BONDS - 29.7%	Par Value	Value
Communications - 4.0%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$ 4,990,000	$ 5,025,146
VeriSign, Inc., 5.250%, due 04/01/2025	3,950,000	3,938,839
		8,963,985
Consumer Discretionary - 0.7%
Lowe's Companies, Inc., 4.400%, due 09/08/2025	1,525,000	1,505,290

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 29.7% (Continued)	Par Value	Value
Consumer Staples - 3.4%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	$ 2,500,000	$ 2,497,779
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	2,979,673
Walgreens Boots Alliance, Inc., 3.800%, due 11/18/2024	2,245,000	2,219,871
		7,697,323
Energy - 4.5%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,139,871
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	2,902,241
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,156,202
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,003,078
		10,201,392
Financials - 7.2%
Bank of Montreal, 5.920%, due 09/25/2025	3,990,000	4,008,257
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	2,947,212
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,793,130
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	2,966,312
Wells Fargo & Company, 4.811%, due 01/15/2026	2,500,000	2,483,835
		16,198,746
Health Care - 5.4%
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	3,000,000	3,155,216
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,501,339
Merck & Company, Inc., 4.500%, due 05/17/2033	2,490,000	2,410,560
Zoetis, Inc., 5.400%, due 11/14/2025	2,990,000	2,987,922
		12,055,037
Industrials - 0.9%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	1,990,341

Technology - 2.3%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,230,944
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	3,003,821
		5,234,765

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 29.7% (Continued)	Par Value	Value
Utilities - 1.3%
NextEra Energy Capital Holdings, Inc., 6.051%, due 03/01/2025	$ 2,995,000	$ 3,000,723

Total Fixed Rate Corporate Bonds (Cost $67,224,064)		$ 66,847,602

MUNICIPAL BONDS - 1.1%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds,
4.800%, due 03/01/2033 (Cost $2,534,936)	$ 2,455,000	$ 2,449,234

U.S. TREASURY OBLIGATIONS - 7.6%	Par Value	Value
U.S. Treasury Bills - 0.9%
5.357%, due 11/14/2024 (b)	$ 2,000,000	$ 1,961,051

U.S. Treasury Notes - 6.7%
2.750%, due 06/30/2025	4,810,000	4,700,084
4.750%, due 07/31/2025	2,000,000	1,993,047
4.875%, due 04/30/2026	2,500,000	2,503,711
4.625%, due 09/15/2026	4,000,000	3,995,312
3.875%, due 08/15/2033	2,000,000	1,928,047
		15,120,201

Total U.S. Treasury Obligations (Cost $17,103,399)		$ 17,081,252

MONEY MARKET FUNDS - 3.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.21% (c) (Cost $6,833,252)	6,833,252	$ 6,833,252

Total Investments at Value - 99.5% (Cost $200,334,774)		$ 224,255,067

Other Assets in Excess of Liabilities - 0.5%		1,193,362

Net Assets - 100.0%		$ 225,448,429

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Consumer Discretionary - 9.4%
Genuine Parts Company	19,387	$ 2,681,610
Mobileye Global, Inc. - Class A (a)	35,713	1,003,000
NIKE, Inc. - Class B	35,295	2,660,184
Yum China Holdings, Inc.	54,929	1,694,010
		8,038,804
Consumer Staples - 7.1%
Darling Ingredients, Inc. (a)	36,141	1,328,182
Kenvue, Inc.	102,036	1,855,014
Keurig Dr Pepper, Inc.	84,734	2,830,116
		6,013,312
Energy - 3.7%
EOG Resources, Inc.	25,203	3,172,302

Financials - 9.9%
Aon plc - Class A	11,428	3,355,032
Charles Schwab Corporation (The)	41,324	3,045,166
Everest Group Ltd.	5,270	2,007,975
		8,408,173
Health Care - 14.1%
Align Technology, Inc. (a)	8,300	2,003,869
Bristol-Myers Squibb Company	37,243	1,546,702
Charles River Laboratories International, Inc. (a)	15,714	3,246,198
DENTSPLY SIRONA, Inc.	80,608	2,007,945
Perrigo Company plc	25,085	644,183
Zimmer Biomet Holdings, Inc.	23,978	2,602,333
		12,051,230
Industrials - 19.2%
AMN Healthcare Services, Inc. (a)	29,928	1,533,211
Amphenol Corporation - Class A	31,000	2,088,470
Chart Industries, Inc. (a)	8,500	1,226,890
Emerson Electric Company	30,066	3,312,071
FedEx Corporation	8,500	2,548,640
Hexcel Corporation	15,305	955,797
Keysight Technologies, Inc. (a)	18,400	2,516,200
Norfolk Southern Corporation	10,000	2,146,900
		16,328,179
Materials - 11.3%
Air Products & Chemicals, Inc.	12,244	3,159,564
Ball Corporation	39,042	2,343,301
Corteva, Inc.	38,500	2,076,690

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Materials - 11.3% (Continued)
PPG Industries, Inc.	16,326	$ 2,055,280
		9,634,835
Real Estate - 2.6%
Mid-America Apartment Communities, Inc.	15,500	2,210,455

Technology - 15.7%
Mastercard, Inc. - Class A	6,632	2,925,773
Maximus, Inc.	26,867	2,302,502
MSCI, Inc.	3,775	1,818,606
Skyworks Solutions, Inc.	19,999	2,131,493
TransUnion	28,600	2,120,976
Zebra Technologies Corporation - Class A (a)	6,708	2,072,303
		13,371,653
Utilities - 3.4%
NextEra Energy, Inc.	41,400	2,931,534

Total Common Stocks (Cost $81,692,656)		$ 82,160,477

MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.21% (b) (Cost $2,963,577)	2,963,577	$ 2,963,577

Total Investments at Value - 99.9% (Cost $84,656,233)		$ 85,124,054

Other Assets in Excess of Liabilities - 0.1%		104,146

Net Assets - 100.0%		$ 85,228,200

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.